Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Other Non-current Assets
Schedule of other non current assets

	December 31,	December 31,
	2019	2020
Non-current portion of national subsidy receivable	—	651,006
Receivables of installment payments for battery	657,698	637,402
Long-term deposits	848,655	128,355
Right-of-use assets - finance lease	155,051	95,887
Prepayments for purchase of property and equipment	17,603	15,072
Others	74,093	34,033
Total	1,753,100	1,561,755

Summary of activity in the allowance for credit losses related to other noncurrent assets

Year Ended
December 31, 2020
Balance as at December 31, 2019	323
Adoption of ASC Topic 326	12,576
Balance as at January 1, 2020	12,899
Current period provision, net	7,132
Balance as at December 31, 2020	20,031